Consolidated Balance Sheet (Parentheticals) - $ / shares		Nov. 30, 2024	Nov. 30, 2023
Ordinary shares, par value (in Dollars per share and Dollars per share)			$ 0.00001
Ordinary shares authorized			500,000,000
Ordinary shares issued			11,250,000
Ordinary shares outstanding			11,250,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)		$ 0.00001
Ordinary shares authorized		450,000,000	0
Ordinary shares issued		13,125,000	0
Ordinary shares outstanding		13,125,000	0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.00001
Ordinary shares authorized	[1]	50,000,000
Ordinary shares issued	[1]	0
Ordinary shares outstanding	[1]	0

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder.